UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          240 E. Deloney Ave.
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         11/14/2008
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       78
                                          --------------
Form 13F Information Table value Total:    $ 364,989
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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COLUMN 1 	 	    COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5 	 COLUMN 6    COLUMN 7      COLUMN 8
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	                    TITLE OF	               VALUE	SHS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER	             CLASS	   CUSIP      (x$1000)  PRN AMT PRN CALL DISCRETION  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------
NOAH EDUCATION HOLDING LTD ADR	ADR	  65487r303	 2,735 	   776,898  SH 	  SOLE                 776,898  -  -
BERKSHIRE HATHAWAY INC CL-A (D	CL A	  84670108	   653 	         5  SH 	  SOLE 	                     5  -  -
VALUEVISION MEDIA INC CMN CLAS	CL A	  92047k107	 3,595 	 1,943,123  SH 	  SOLE               1,943,123  -  -
ACME UNITED CORP CMN		COM	  4816104	 3,491 	   286,119  SH 	  SOLE  	       286,119  -  -
ACTUATE CORPORATION COMMON STO	COM	  00508b102	10,798 	 3,085,000  SH 	  SOLE   	     3,085,000  -  -
AECOM TECHNOLOGY CORPORATION C	COM	  00766t100	   904 	    37,000  SH    SOLE  	        37,000  -  -
ALTRA HOLDINGS, INC. CMN	COM	  02208r106	13,117 	   888,709  SH 	  SOLE 	               888,709  -  -
AMERON INTERNATIONAL CORP CMN	COM	  30710107	   623 	     8,700  SH 	  SOLE  		 8,700  -  -
ANIMAL HEALTH INTERNATIONAL IN	COM	  03525n109	 9,604 	 1,165,540  SH 	  SOLE               1,165,540  -  -
BRONCO DRILLING COMPANY, INC.	COM	  112211107	 5,245 	   513,246  SH 	  SOLE 	               513,246  -  -
CALAVO GROWERS INC CMN		COM	  128246105	 1,260 	   101,110  SH 	  SOLE 	               101,110  -  -
CANTEL MEDICAL CORP. CMN	COM	  138098108	 2,309 	   240,000  SH 	  SOLE 	 	       240,000  -  -
CARRIAGE SERVICES, INC. CMN	COM	  143905107	 1,223 	   349,469  SH 	  SOLE 	 	       349,469  -  -
CENTRAL GARDEN & PET CO CMN	COM	  153527106	 4,117 	   700,222  SH 	  SOLE 	 	       700,222  -  -
CITIZENS FIRST BANCORP INC DEL	COM	  17461r106	   654 	   120,175  SH 	  SOLE 	 	       120,175  -  -
DANAHER CORPORATION (DELAWARE)	COM	  235851102	   763 	    11,000  SH 	  SOLE 	 	        11,000  -  -
DELTEK INC CMN			COM	  24784l105	 7,337 	 1,206,800  SH 	  SOLE 	             1,206,800  -  -
DRUGSTORE.COM INC CMN		COM	  262241102	13,106 	 5,577,201  SH 	  SOLE 	             5,577,201  -  -
DWS MUNICIPAL INCOME TRUST MUT	COM	  23338m106	   467 	    54,634  SH 	  SOLE	 		54,634  -  -
EASTERN INS HLDGS INC CMN	COM	  276534104	 3,541 	   262,200  SH 	  SOLE 	 	       262,200  -  -
ENERGY RECOVERY INC CMN		COM	  29270j100	 2,072 	   216,015  SH 	  SOLE 	  	       216,015  -  -
FAIR ISAAC INC CMN		COM	  303250104	   926 	    40,189  SH 	  SOLE 	         	40,189  -  -
FIRST FINANCIAL NORTHWEST INC	COM	  32022k102	10,643 	 1,031,300  SH 	  SOLE 	    	     1,031,300  -  -
FRANKLIN ELECTRIC INC CMN	COM	  353514102	 1,025 	    23,000  SH 	  SOLE 		        23,000  -  -
FREDERICK'S OF HOLLYWOOD GROUP	COM	  35582t108	   149 	   275,021  SH 	  SOLE 		       275,021  -  -
HARRIS INTERACTIVE INC CMN	COM	  414549105	   600 	   347,084  SH 	  SOLE 		       347,084  -  -
HARVEST NATURAL RESOURCES INC	COM	  41754v103	   917 	    90,600  SH 	  SOLE 		        90,600  -  -
HERCULES OFFSHORE INC CMN	COM	  427093109	 2,193 	   144,652  SH 	  SOLE 		       144,652  -  -
ICO INC (NEW) CMN		COM	  449293109	12,704 	 2,264,594  SH 	  SOLE 		     2,264,594  -  -
KEY ENERGY SERVICES INC CMN	COM	  492914106	12,825 	 1,105,598  SH 	  SOLE 	       	     1,105,598  -  -
LEE ENTERPRISES INC CMN		COM	  523768109	 1,764 	   504,114  SH 	  SOLE 		       504,114  -  -
MANITEX INTERNATIONAL, INC. CM	COM	  563420108	 1,019 	   299,578  SH 	  SOLE 		       299,578  -  -
MEDIWARE INFORMATION SYS INC C	COM	  584946107	 4,294 	   761,358  SH 	  SOLE 		       761,358  -  -
MERCER INS GROUP INC CMN	COM	  587902107	 1,929 	   117,655  SH 	  SOLE 		       117,655  -  -
MERIDIAN INTERSTATE BANCORP, I	COM	  58964q104	 1,396 	   136,766  SH 	  SOLE     	       136,766  -  -
MET-PRO CORPORATION CMN		COM	  590876306	 6,743 	   462,145  SH 	  SOLE  	       462,145  -  -
MFRI INC CMN			COM	  552721102	 1,450 	   128,865  SH 	  SOLE 		       128,865  -  -
MOCON INC CMN			COM	  607494101	   963 	    91,650  SH 	  SOLE 		        91,650  -  -
MONARCH CASINO & RESORT INC CM	COM	  609027107	 3,959 	   347,605  SH 	  SOLE 		       347,605  -  -
MVC CAPITAL INC CLOSED END FUN	COM	  553829102	25,354 	 1,662,589  SH 	  SOLE 	             1,662,589  -  -
NATURAL GAS SERVICES GROUP, IN	COM	  63886q109	 4,240 	   242,721  SH 	  SOLE 		       242,721  -  -
NGAS RESOURCES, INC. CMN	COM	  62912t103	10,773 	 2,268,100  SH 	  SOLE 	             2,268,100  -  -
NUVEEN INSD PREM INCOME MUN FD	COM	  6706d8104	   129 	    13,300  SH 	  SOLE 		        13,300  -  -
NUVEEN MUN ADVANTAGE FUND INC	COM  	  67062h106	   683 	    60,517  SH 	  SOLE 		        60,517  -  -
NUVEEN PREMIUM INCOME MUNICIPA	COM	  6706k4105	   100 	    10,700  SH 	  SOLE 		        10,700  -  -
NUVEEN PREMIUM INCOME MUNICIPA	COM	  67062t100	   616 	    56,521  SH 	  SOLE 		        56,521  -  -
NUVEEN QUALITY INCOME MUNICIPA	COM	  670977107	   449 	    41,210  SH 	  SOLE 		        41,210  -  -
ORION MARINE GROUP INC CMN	COM	  68628v308	 2,474 	   235,857  SH 	  SOLE 		       235,857  -  -
PC-TEL INC CMN			COM	  69325q105	 9,070 	   973,174  SH 	  SOLE 		       973,174  -  -
PETRO RES CORP CMN		COM	  71646k106	 4,489 	 3,591,100  SH 	  SOLE 	             3,591,100  -  -
QUADRAMED CORPORATION CMN	COM	  74730w507	 4,927 	   597,980  SH 	  SOLE 		       597,980  -  -
ROPER INDS INC (NEW) CMN	COM	  776696106	   752 	    13,211  SH 	  SOLE 		        13,211  -  -
SAIC, INC. CMN			COM	  78390x101	17,473 	   863,700  SH 	  SOLE 		       863,700  -  -
SALARY.COM, INC. CMN		COM	  794006106	 5,049 	 1,246,748  SH 	  SOLE 	             1,246,748  -  -
SCHMITT INDS INC ORE CMN	COM	  806870200	   669 	   114,430  SH 	  SOLE 		       114,430  -  -
SEABRIGHT INSURANCE HLDG INC C	COM	  811656107	10,913 	   839,438  SH 	  SOLE 		       839,438  -  -
SOLUTIA INC. CMN		COM	  834376501	15,404 	 1,100,300  SH 	  SOLE 	             1,100,300  -  -
T-3 ENERGY SERVICES INC CMN	COM	  87306e107	10,804 	   291,049  SH 	  SOLE 		       291,049  -  -
TETRA TECH INC (NEW) CMN	COM	  88162g103	 1,925 	    80,000  SH 	  SOLE 		        80,000  -  -
TORTOISE CAPITAL RESOURCES MUT	COM	  89147n304	   377 	    42,391  SH 	  SOLE 		        42,391  -  -
U.S. CONCRETE INC CMN		COM	  90333l102	10,839 	 2,424,753  SH 	  SOLE 	             2,424,753  -  -
VAALCO ENERGY, INC. CMN		COM	  91851c201	 9,681 	 1,415,349  SH 	  SOLE 	             1,415,349  -  -
VOLT INFORMATION SCIENCES INC	COM	  928703107	 1,216 	   135,405  SH 	  SOLE 		       135,405  -  -
WILLIAMS CONTROLS INC. CMN	COM	  969465608	 1,694 	   131,546  SH 	  SOLE 		       131,546  -  -
ZOLTEK COS INC CMN		COM	  98975w104	 1,882 	   110,000  SH 	  SOLE 	 	       110,000  -  -
ALLOY INC CMN			COM NEW   019855303	 6,073 	   785,615  SH 	  SOLE 		       785,615  -  -
DXP ENTERPRISES INC CMN		COM NEW	  233377407	 1,493 	    28,000  SH 	  SOLE 		        28,000  -  -
GENTEK INC CMN			COM NEW	  37245x203	 1,414 	    54,980  SH 	  SOLE 		        54,980  -  -
OPLINK COMMUNICATIONS INC CMN	COM NEW	  68375q403	 8,425 	   698,000  SH 	  SOLE 		       698,000  -  -
PHH CORPORATION CMN		COM NEW	  693320202	 1,332 	   100,259  SH 	  SOLE 		       100,259  -  -
PRG-SCHULTZ INTERNATIONAL, INC	COM NEW	  69357c503	 4,565 	   509,452  SH 	  SOLE 		       509,452  -  -
TYCO INTERNATIONAL LTD. CMN	COM NEW	  g9143x208	 2,546 	    72,700  SH 	  SOLE 		        72,700  -  -
MUELLER WATER PRODUCTS, INC. C	COM SER A 624758108	   332 	    37,000  SH 	  SOLE 		        37,000  -  -
ENCORE CAPITAL GROUP INC 3.375	NOTE	  292554ab8	 4,702 	 5,850,000  PRN   SOLE 	             5,850,000  -  -
KEMET CORPORATION 2.25% 11/15/	NOTE	  488360ab4	 3,060 	 9,000,000  PRN   SOLE 	             9,000,000  -  -
LITHIA MOTORS INC 2.875% 05/01	NOTE	  536797ab9	 5,040 	 6,000,000  PRN   SOLE 	             6,000,000  -  -
FUNDTECH LTD CMN		ORD	  m47095100	20,209 	 1,444,566  SH 	  SOLE 	             1,444,566  -  -
EMMIS COMMUNICATIONS CORP 6.25	PFD	  291525202	   702 	    38,130  SH 	  SOLE 	                38,130  -  -

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